OTHER LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Liabilities [Abstract]
Restructuring expenses	$ 22	$ 7	$ 32	$ 19